CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (133,593,621)	$ (94,292,695)	$ 51,734,255
Other comprehensive income:
Foreign currency translation adjustments, net of tax impact nil for 2010, 2011 and 2012	824,167	6,678,512	6,812,403
Comprehensive income (loss)	(132,769,454)	(87,614,183)	58,546,658
Less: Comprehensive loss attributable to noncontrolling interest	12,913
Comprehensive income (loss) attributable to ordinary shareholders of China Sunergy Co., Ltd	$ (132,756,541)	$ (87,614,183)	$ 58,546,658